Adoption of IFRS 17 ‘Insurance Contracts' - Summary of classification of financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2022
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost		₩ 40,525,712	₩ 34,629,251
Due from banks at fair value through profit or loss		35,450	30,743
Securities at fair value through profit or loss		70,231,449	69,427,259
Loans at fair value through profit or loss		1,879,946	1,758,562
Securities at fair value through other comprehensive income		93,805,369	90,311,979
Securities at amortized cost		33,315,999	35,686,487
Loans at amortized cost		449,295,238	411,739,562
Financial assets at amortized cost
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost		40,525,712	34,629,251
Due from banks at fair value through profit or loss		0	0
Securities at fair value through profit or loss		0	0
Loans at fair value through profit or loss		0	0
Securities at fair value through other comprehensive income		0	0
Securities at amortized cost		33,315,999	35,686,487
Loans at amortized cost		449,295,238	411,739,562
Financial assets at fair value through profit or loss
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost		0	0
Due from banks at fair value through profit or loss		35,450	30,743
Securities at fair value through profit or loss		70,231,449	69,427,259
Loans at fair value through profit or loss		1,879,946	1,758,562
Securities at fair value through other comprehensive income		0	0
Securities at amortized cost		0	0
Loans at amortized cost		0	0
Financial assets at fair value through other comprehensive income
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost		0	0
Due from banks at fair value through profit or loss		0	0
Securities at fair value through profit or loss		0	0
Loans at fair value through profit or loss		0	0
Securities at fair value through other comprehensive income		93,805,369	90,311,979
Securities at amortized cost		0	0
Loans at amortized cost		₩ 0	₩ 0
Transition date under K-IFRS 1104 [Member] | Financial assets at amortized cost
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost				₩ 28,453,404
Securities at amortized cost				49,930,076
Loans at amortized cost				389,137,156
Transition date under K-IFRS 1104 [Member] | Financial assets at fair value through profit or loss
Disclosure Of Classification Of Financial Assets [Line Items]
Due from banks at fair value through profit or loss				34,262
Securities at fair value through profit or loss				60,686,153
Loans at fair value through profit or loss				1,683,344
Transition date under K-IFRS 1104 [Member] | Financial assets at fair value through other comprehensive income
Disclosure Of Classification Of Financial Assets [Line Items]
Securities at fair value through other comprehensive income				64,838,323
Separate account [Member] | Financial assets at amortized cost
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost	[1]			595,937
Securities at amortized cost	[1]			0
Loans at amortized cost	[1]			768,256
Separate account [Member] | Financial assets at fair value through profit or loss
Disclosure Of Classification Of Financial Assets [Line Items]
Due from banks at fair value through profit or loss	[1]			0
Securities at fair value through profit or loss	[1]			6,121,716
Loans at fair value through profit or loss	[1]			0
Separate account [Member] | Financial assets at fair value through other comprehensive income
Disclosure Of Classification Of Financial Assets [Line Items]
Securities at fair value through other comprehensive income	[1]			2,035,462
Policy loan excluded [Member] | Financial assets at amortized cost
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost	[2]			0
Securities at amortized cost	[2]			0
Loans at amortized cost	[2]			(5,094,638)
Policy loan excluded [Member] | Financial assets at fair value through profit or loss
Disclosure Of Classification Of Financial Assets [Line Items]
Due from banks at fair value through profit or loss	[2]			0
Securities at fair value through profit or loss	[2]			0
Loans at fair value through profit or loss	[2]			0
Policy loan excluded [Member] | Financial assets at fair value through other comprehensive income
Disclosure Of Classification Of Financial Assets [Line Items]
Securities at fair value through other comprehensive income	[2]			0
Classification due to new business model [Member] | Financial assets at amortized cost
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost				0
Securities at amortized cost				(23,765,134)
Loans at amortized cost				0
Classification due to new business model [Member] | Financial assets at fair value through profit or loss
Disclosure Of Classification Of Financial Assets [Line Items]
Due from banks at fair value through profit or loss				0
Securities at fair value through profit or loss				(364,127)
Loans at fair value through profit or loss				0
Classification due to new business model [Member] | Financial assets at fair value through other comprehensive income
Disclosure Of Classification Of Financial Assets [Line Items]
Securities at fair value through other comprehensive income				24,019,681
Transition date under K-IFRS 1117 [Member] | Financial assets at amortized cost
Disclosure Of Classification Of Financial Assets [Line Items]
Cash and due from banks at amortized cost				29,049,341
Securities at amortized cost				26,164,942
Loans at amortized cost				384,810,774
Transition date under K-IFRS 1117 [Member] | Financial assets at fair value through profit or loss
Disclosure Of Classification Of Financial Assets [Line Items]
Due from banks at fair value through profit or loss				34,262
Securities at fair value through profit or loss				66,443,742
Loans at fair value through profit or loss				1,683,344
Transition date under K-IFRS 1117 [Member] | Financial assets at fair value through other comprehensive income
Disclosure Of Classification Of Financial Assets [Line Items]
Securities at fair value through other comprehensive income				₩ 90,893,466

[1]	Consisted of the total of separate account and intercompany transactions that are eliminated.
[2]	Policy loans, which used to be recognized as separate assets under IFRS 4 ‘Insurance Contracts’ and Enforcement Rules of the Insurance Business Act., are measured as part of insurance contracts in accordance with IFRS 17.